Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Principal - Financial liabilites	$ 183,030	$ 66,340
Principal - Current Portion	1,860	0
Amortized Cost - Current Portion	(6,946)	(6,500)
Amortized Cost - Long-Term Portion	59,270	45,759
Principal - Long-Term Portion	50,014	0
Principal [Member]
Disclosure of detailed information about borrowings [line items]
Principal - Long term debt	66,540	52,620
Principal - Current Portion	(6,771)	(6,258)
Principal - Long-Term Portion	59,769	46,362
Principal [Member] | Financial Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Principal - Financial liabilites	52,471
Principal - Current Portion	(1,916)
Principal - Long-Term Portion	50,555
Deferred Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Deferred Finance Costs - Long term debt	(719)	(624)
Deferred Finance Costs - Current Portion	271	227
Deferred Finance Costs - Long Term Portion	(448)	(397)
Deferred Finance Costs [Member] | Financial Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Deferred Finance Costs - Long term debt	(597)
Deferred Finance Costs - Current Portion	56
Deferred Finance Costs - Long Term Portion	(541)
Modification Of Loan [Member]
Disclosure of detailed information about borrowings [line items]
Modification of Loan - Long term debt	(194)	(358)
Modification of Loan - Current Portion	143	152
Modification of Loan - Long-Term Portion	(51)	(206)
Modification Of Loan [Member] | Financial Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Modification of Loan - Long term debt	0
Modification of Loan - Current Portion	0
Modification of Loan - Long-Term Portion	0
Accrued Interest [Member]
Disclosure of detailed information about borrowings [line items]
Accrued Interest - Long term debt	589	621
Accrued Interest - Current Portion	(589)	(621)
Accrued Interest - Long-Term Portion	0	0
Accrued Interest [Member] | Financial Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Accrued Interest - Long term debt	0
Accrued Interest - Current Portion	0
Accrued Interest - Long-Term Portion	0
Amortized Cost [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	66,216	52,259
Amortized Cost - Current Portion	(6,946)	(6,500)
Amortized Cost - Long-Term Portion	59,270	$ 45,759
Amortized Cost [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about borrowings [line items]
Amortized Cost - Current Portion	(1,860)
Amortized cost - Financial liabilites	51,874
Amortized Cost - Long-Term Portion	50,014
Devocean Maritime L T D Serena Maritime Limited Salaminia Maritime Limited Talisman Maritime Limited Argo Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Principal - Long term debt	44,130
Deferred Finance Costs - Long term debt	(386)
Modification of Loan - Long term debt	(194)
Accrued Interest - Long term debt	449
Long-term borrowings	43,999
Calypso Shipholding S.A. [member]
Disclosure of detailed information about borrowings [line items]
Principal - Long term debt	22,410
Deferred Finance Costs - Long term debt	(333)
Modification of Loan - Long term debt	0
Accrued Interest - Long term debt	140
Long-term borrowings	22,217
Daxos Maritime Limited [member]
Disclosure of detailed information about borrowings [line items]
Principal - Financial liabilites	27,541
Deferred Finance Costs - Long term debt	(316)
Modification of Loan - Long term debt	0
Accrued Interest - Long term debt	0
Amortized cost - Financial liabilites	27,225
Paralus Shipholding S.A. [member]
Disclosure of detailed information about borrowings [line items]
Principal - Financial liabilites	24,930
Deferred Finance Costs - Long term debt	(281)
Modification of Loan - Long term debt	0
Accrued Interest - Long term debt	0
Amortized cost - Financial liabilites	$ 24,649